Shareholder Fees {- Fidelity® Series Government Money Market Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Series Government Money Market Fund Series Class PRO-08 | Fidelity® Series Government Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none